Risk management and financial instruments - Schedule of Revenue Concentration (Details) (Revenue, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Statoil
Concentration Risk [Line Items]
Concentration Risk, Percentage	57.00%	46.00%	31.00%
Shell
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	17.00%	23.00%
ExxonMobil
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	8.00%	0.00%
Total (client)
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	16.00%	23.00%
BG Consortium
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	13.00%	23.00%
Other
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	0.00%	0.00%